Related party transactions - Financing (Details) - EUR (€)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Balances
Accounts Payables	€ 194,108,000	€ 147,349,000
Transactions
Outstanding borrowings	6,136,946,000	6,678,407,000
Bonds
Transactions
Outstanding borrowings	3,671,302,000	3,810,483,000
Fresenius SE (largest shareholder)
Balances
Accounts Receivable	110,746,000	91,026,000
Accounts Payables	78,990,000	€ 76,159,000
Fresenius SE (largest shareholder) | Bonds | Unsecured Term Loan Receivable
Transactions
Interest rate on borrowings (as a percent)		0.825%
Outstanding borrowings	20,400,000	€ 6,000,000
Fresenius SE (largest shareholder) | Short-term financing
Transactions
Proceeds from short-term debt from related parties	€ 20,400,000	6,000,000
Interest rate on borrowings (as a percent)	0.825%
General Partner
Balances
Accounts Receivable	€ 801,000	246,000
Accounts Payables	33,483,000	23,020,000
General Partner | Unsecured debt - originated in 2009
Transactions
Proceeds from short-term debt from related parties	€ 1,500,000	1,500,000
Interest rate on borrowings (as a percent)	1.10%
General Partner | Unsecured debt - originated in 2013
Transactions
Proceeds from short-term debt from related parties	€ 1,500,000	€ 1,500,000
Interest rate on borrowings (as a percent)	1.10%
Subsidiary of Fresenius SE | Bonds
Transactions
Interest rate on borrowings (as a percent)	5.25%	5.25%
Outstanding borrowings	€ 6,000,000	€ 6,000,000